Annual Total Returns- JPMorgan California Municipal Money Market Fund (E Trade Shares) [BarChart] - E Trade Shares - JPMorgan California Municipal Money Market Fund - E Trade	2011	2012	2013	2014	2015	2016		2017		2018		2019		2020
Total	0.02%	0.01%	0.03%	0.02%	0.02%	0.02%	[1]	none	[2]	none	[2]	none	[2]	none	[2]

[1]	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 9/21/16.
[2]	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the 2017, 2018, 2019 and 2020 returns are shown as 0%.